Statement of financial position - AUD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 4,390,523	$ 7,361,112	$ 15,188,957
Trade and other receivables	741,128	90,975
Other	784,557	156,153
Total current assets	5,916,208	7,608,240
Non-current assets
Intangibles	18,204,147	19,138,858
Trade and other receivables	3,715,248	7,300,870
Total non-current assets	21,919,395	26,439,728
Total assets	27,835,603	34,047,968
Current liabilities
Trade and other payables	3,148,768	3,760,120
Borrowings	552,315	0
Employee benefits	442,835	166,196
Contingent consideration	1,438,461	758,840
Total current liabilities	5,582,379	4,685,156
Non-Current liabilities
Deferred tax	2,424,815	2,560,361	2,928,441
Employee benefits	126,907	318,983
Contingent consideration	8,118,317	8,208,945
Total non-current liabilities	10,670,039	11,088,289
Total liabilities	16,252,418	15,773,445
Net assets	11,583,185	18,274,523
Equity
Contributed equity	90,343,718	84,480,249
Reserves	3,439,399	2,411,665
Accumulated losses	(82,199,932)	(68,617,391)
Total equity	$ 11,583,185	$ 18,274,523	$ 25,315,899